Property, Plant and Equipment, Net (Schedule of Composition of Depreciation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation and amortization included in gross profit	$ 78,025	$ 56,853
Depreciation and amortization charged to selling, general and administrative expenses	12,914	6,023
Depreciation and amortization from continuing operations	$ 90,939	$ 62,876	$ 57,640